Schroder Global Multi-Cap Equity Fund
Schroder Global Multi-Cap Equity Fund
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Schroder Global Multi-Cap Equity Fund	Schroder Global Multi-Cap Equity Fund-Institutional Class	Schroder Global Multi-Cap Equity Fund-Institutional Service Shares
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder Global Multi-Cap Equity Fund		Schroder Global Multi-Cap Equity Fund-Institutional Class	Schroder Global Multi-Cap Equity Fund-Institutional Service Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		none	none
Other Expenses		0.42%	0.48%
Total Annual Fund Operating Expenses		0.97%	1.03%
Less: Expense Reimbursement	[1]	(0.27%)	(0.23%)
Net Annual Fund Operating Expenses		0.70%	0.80%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2015 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, extraordinary expenses, and, in respect of Institutional Service Shares, fees under the Shareholder Service Plan) , for each class of the Fund's shares, exceed 0.70% of such class of shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Expense Example Schroder Global Multi-Cap Equity Fund (USD $)	1 year	3 years	5 years	10 years
Schroder Global Multi-Cap Equity Fund-Institutional Class	72	282	510	1,165
Schroder Global Multi-Cap Equity Fund-Institutional Service Shares	82	305	546	1,239

Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Expense Example No Redemption Schroder Global Multi-Cap Equity Fund (USD $)	1 year	3 years	5 years	10 years
Schroder Global Multi-Cap Equity Fund-Institutional Class	72	282	510	1,165
Schroder Global Multi-Cap Equity Fund-Institutional Service Shares	82	305	546	1,239

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies.

The Fund invests primarily in a diversified portfolio of equity securities of companies located in a number of countries around the world (including the United States) that the sub-adviser considers to be undervalued companies, high quality companies, or both. In selecting investments for the Fund, the sub-adviser seeks an optimal blend of investments that meet its "value" and "quality" criteria described below.

In seeking to identify undervalued companies, the sub-adviser relies on a number of valuation metrics, such as dividends, cash-flow, earnings, sales and asset-based measures. In seeking to identify high quality companies, the sub-adviser typically looks for companies that have some or all of the following characteristics: profitability, stability, financial strength, and management quality. The sub-adviser seeks to avoid companies that it considers to have glamour stock attributes, such as high beta, volatility, and excessive trading activity.

The sub-adviser is not constrained by benchmark weights when it constructs the Fund's portfolio. Geographic and sector allocations within the Fund's portfolio are principally the result of the valuation and quality selection processes.

The Fund generally sells securities when the Fund's sub-adviser believes they no longer have desirable valuation or quality characteristics or for risk management to take advantage of other investments the Fund's sub-adviser considers more attractive. The sub-adviser's process includes a careful evaluation of a variety of risks that may affect the Fund's portfolio holdings. The sub-adviser's investment process may result in frequent trading of the Fund's portfolio securities.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The sub-adviser generally considers equity securities to consist of common and preferred stocks and depositary receipts for common or preferred stocks. The notional value of the Fund's investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the sub-adviser, to investments in equity securities may be counted toward satisfaction of this 80% policy. The equity securities in which the Fund may invest may be of companies of any size market capitalization, including large, well-known companies, as well as smaller, less closely followed companies, including micro-cap companies. The Fund may invest in American Depositary Receipts (ADRs), as well as global depositary receipts (GDRs), European Depositary Receipts (EDRs) or other similar securities representing ownership of foreign securities. The Fund's investments in depositary receipts may include company-sponsored or unsponsored depositary receipts. The Fund may also invest in residential or commercial real estate investment trusts (REITs), closed-end funds, open-end funds, exchange-traded funds (ETFs), or master limited partnerships (MLPs), which are limited partnerships in which ownership units are publicly traded. REITs may be listed on an exchange or unlisted.

The Fund may use exchange-traded or over-the-counter derivatives that generally consist of options, swap transactions, and futures contracts, in order to gain long or short exposure to particular securities or markets in connection with hedging transactions, for efficient portfolio management. The Fund may also, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

The Fund may, from time to time, invest more than 25% of its assets in any one country or group of countries and may invest in emerging market countries. (The sub-adviser currently considers an issuer to be located in a country if it is organized under the laws of and its equity securities are principally traded in that country, or if it is domiciled or has its principal place of business in a country and its equity securities are principally traded in that country, or if the sub-adviser determines that the issuer has more than 50% of its assets in, or derives more than 50% of its revenues from, that country.) There is no limit on the amount of the Fund's assets that may be invested in any one country.

Principal Risks.

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques, and risk analyses of the Fund's investment team, and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries or by foreign withholding taxes;

•  Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

•  Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

•  Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Depositary Receipts Risk: depositary receipts in which the Fund may invest are receipts listed on U.S. exchanges that are issued by banks or trust companies designed to provide an investor an indirect investment in underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading markets. Unsponsored depositary receipts may be less liquid than sponsored depositary receipts;

•  REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

•  MLP Risk: investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. The manner and extent of the Fund's investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify;

•  Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility than exchange-traded securities, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

•  Interest Rate Risk: fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates;

•  Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value; and

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Fund" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart only shows the performance of the Fund's Institutional Shares. The performance of Institutional Service Shares would be lower because of the lower expenses paid by Institutional Shares. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns
(for periods shows in the bar chart)
Highest	Lowest
3/31/12	9/30/11
11.39%	-16.79%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Returns Schroder Global Multi-Cap Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Schroder Global Multi-Cap Equity Fund-Institutional Class	23.15%	11.68%	Nov. 09, 2010
Schroder Global Multi-Cap Equity Fund-Institutional Service Shares	23.12%	11.63%	Nov. 09, 2010
After Taxes on Distributions Schroder Global Multi-Cap Equity Fund-Institutional Class	21.03%	10.87%
After Taxes on Distributions and Sale of Fund Shares Schroder Global Multi-Cap Equity Fund-Institutional Class	13.81%	9.09%
MSCI World (Net Dividends Reinvested) Index (reflects no deduction for fees, expenses or taxes)	26.68%	11.60%	Nov. 09, 2010

After-tax returns are shown only for Institutional Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for Institutional Service Shares will vary.